The Victory Institutional Funds

Supplement dated April 1, 2015

to the Statement of Additional Information dated March 1, 2015

The Statement of Additional Information is being revised to reflect a change in the independent trustees of The Victory Institutional Funds.

1.              All references to Thomas P. Lemke as a trustee in the Statement of Additional Information are hereby deleted in their entirety.

If you wish to obtain more information, please call the Victory Funds at 800-438-5789.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.